Income tax and social contribution (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Temporary differences
Expected realization of deferred tax assets
Income tax	R$ 29,181,139
Social contribution	17,420,299
Temporary differences | 2019
Expected realization of deferred tax assets
Income tax	8,608,743
Social contribution	5,151,718
Temporary differences | 2020
Expected realization of deferred tax assets
Income tax	7,446,071
Social contribution	4,453,270
Temporary differences | 2021
Expected realization of deferred tax assets
Income tax	6,271,093
Social contribution	3,750,046
Temporary differences | 2022
Expected realization of deferred tax assets
Income tax	4,666,854
Social contribution	2,793,181
Temporary differences | 2023
Expected realization of deferred tax assets
Income tax	1,865,064
Social contribution	1,078,151
Temporary differences | After 2023
Expected realization of deferred tax assets
Income tax	323,314
Social contribution	193,933
Income tax and Social contribution losses
Expected realization of deferred tax assets
Income tax	3,736,137
Social contribution	2,943,358
Income tax and Social contribution losses | 2019
Expected realization of deferred tax assets
Income tax	173,339
Social contribution	116,422
Income tax and Social contribution losses | 2020
Expected realization of deferred tax assets
Income tax	209,055
Social contribution	125,180
Income tax and Social contribution losses | 2021
Expected realization of deferred tax assets
Income tax	373,951
Social contribution	222,054
Income tax and Social contribution losses | 2022
Expected realization of deferred tax assets
Income tax	693,635
Social contribution	412,132
Income tax and Social contribution losses | 2023
Expected realization of deferred tax assets
Income tax	1,958,633
Social contribution	1,198,738
Income tax and Social contribution losses | After 2023
Expected realization of deferred tax assets
Income tax	327,524
Social contribution	868,832
Total
Expected realization of deferred tax assets
Total	53,280,933
Total | 2019
Expected realization of deferred tax assets
Total	14,050,222
Total | 2020
Expected realization of deferred tax assets
Total	12,233,576
Total | 2021
Expected realization of deferred tax assets
Total	10,617,144
Total | 2022
Expected realization of deferred tax assets
Total	8,565,802
Total | 2023
Expected realization of deferred tax assets
Total	6,100,586
Total | After 2023
Expected realization of deferred tax assets
Total	R$ 1,713,603